Risk Management - Summary of Primary Financial Assets and Financial Liabilities Denominated in Currencies other than RMB, Expressed in RMB Equivalent (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Held-to-maturity securities	[1]	¥ 1,189,369	¥ 928,751
Available-for-sale securities		1,215,603	1,058,957
Securities at fair value through profit or loss		161,570	141,608
Term deposits		545,667	535,260
Cash and cash equivalents		56,629	53,306	¥ 50,809	¥ 48,586
Total		3,907,583	3,397,014
Financial liabilities
Interest-bearing loans and other borrowings		19,556	20,045
Equity securities [member]
Financial assets
Available-for-sale securities		634,793	549,166
Debt securities [member]
Financial assets
Held-to-maturity securities		1,189,369	928,751
Available-for-sale securities		580,810	509,791
Currency risk [member]
Financial assets
Term deposits		7,990	8,058
Cash and cash equivalents		2,400	2,715
Total		141,166	136,699
Financial liabilities
Interest-bearing loans and other borrowings		19,556	20,045
Total		19,556	20,045
Currency risk [member] | Equity securities [member]
Financial assets
Available-for-sale securities		118,204	106,514
Securities at fair value through profit or loss		6,953	9,538
Currency risk [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		220	218
Loans		1,445	1,592
Available-for-sale securities		3,615	7,557
Securities at fair value through profit or loss		339	507
Currency risk [member] | US dollar [member]
Financial assets
Term deposits		7,990	8,026
Cash and cash equivalents		598	1,842
Total		28,228	35,318
Financial liabilities
Interest-bearing loans and other borrowings		11,940	12,892
Total		11,940	12,892
Currency risk [member] | US dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		9,711	11,086
Securities at fair value through profit or loss		4,352	4,549
Currency risk [member] | US dollar [member] | Debt securities [member]
Financial assets
Held-to-maturity securities		220	218
Loans		1,445	1,592
Available-for-sale securities		3,615	7,557
Securities at fair value through profit or loss		297	448
Currency risk [member] | HK dollar [member]
Financial assets
Term deposits			32
Cash and cash equivalents		1,297	444
Total		109,975	96,564
Currency risk [member] | HK dollar [member] | Equity securities [member]
Financial assets
Available-for-sale securities		108,493	95,428
Securities at fair value through profit or loss		185	660
Currency risk [member] | GB pound [member]
Financial assets
Cash and cash equivalents		358	406
Total		729	1,312
Financial liabilities
Interest-bearing loans and other borrowings		2,444	2,515
Total		2,444	2,515
Currency risk [member] | GB pound [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		350	871
Currency risk [member] | GB pound [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		21	35
Currency risk [member] | EUR [member]
Financial assets
Cash and cash equivalents		140	20
Total		1,370	2,201
Financial liabilities
Interest-bearing loans and other borrowings		5,172	4,638
Total		5,172	4,638
Currency risk [member] | EUR [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		1,219	2,166
Currency risk [member] | EUR [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		11	15
Currency risk [member] | Others [member]
Financial assets
Cash and cash equivalents		7	3
Total		864	1,304
Currency risk [member] | Others [member] | Equity securities [member]
Financial assets
Securities at fair value through profit or loss		847	1,292
Currency risk [member] | Others [member] | Debt securities [member]
Financial assets
Securities at fair value through profit or loss		¥ 10	¥ 9

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.4.